Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospector Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Prospector Capital Appreciation Fund
Class Name	Prospector Capital Appreciation Fund
Trading Symbol	PCAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Prospector Capital Appreciation Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/. You can also request this information by contacting us at 1-877-734-7862.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-734-7862
Additional Information Website	https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prospector Capital Appreciation Fund	$134	1.27%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Prospector Capital Appreciation Fund underperformed the S&P 500 Index and the Russell 3000 Value Index during the year ended December 31, 2024.
Much of the Capital Appreciation Fund’s relative underperformance versus the S&P 500 is attributed to the Fund’s minimal exposure to the so-called “Magnificent 7” companies (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla), which contributed to underperformance within the technology, communications services and consumer discretionary sectors. In addition, the Fund’s healthcare and consumer staples underperformed those in the S&P 500. As compared to the Russell 3000 Value Index, the Fund’s overweight to financial services and outperformance of industrials, as well as relative outperformance within consumer discretionary, was more than offset by underperformance of consumer staples, healthcare and technology positions. Given the strong stock market during 2024, cash balances were also a contributor to relative underperformance versus the benchmarks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	10.93	9.21	8.66
S&P 500 TR	25.02	14.53	13.10
Russell 3000 Value Total Return	13.98	8.60	8.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 09, 2024
Updated Performance Information Location [Text Block]
Visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/ for more recent performance information.
Visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/ for more recent performance information.

Net Assets	$ 42,173,218
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 266,488
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$42,173,218
Number of Holdings	60
Net Advisory Fee	$266,488
Portfolio Turnover	30%

Holdings [Text Block]

Top Holdings	(%)
Eaton	3.7%
Fairfax Financial Holdings	3.0%
Abbott Laboratories	2.8%
Dropbox, 0.00%, 03/01/2028	2.7%
Brown & Brown	2.7%
Akamai Technologies, 0.38%, 09/01/2027	2.4%
Halozyme Therapeutics, 1.00%, 08/15/2028	2.4%
Arthur J. Gallagher & Co.	2.4%
Globe Life	2.3%
Everest Group	2.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 9, 2024, the Fund’s Adviser contractually agreed to waive its investment advisory fee and reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.15% of its average daily net assets. Prior to September 9, 2024, this rate was 1.25% of average daily net assets.

Updated Prospectus Web Address	https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/
Prospector Opportunity Fund
Shareholder Report [Line Items]
Fund Name	Prospector Opportunity Fund
Class Name	Prospector Opportunity Fund
Trading Symbol	POPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Prospector Opportunity Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-opportunity-fund/. You can also request this information by contacting us at 1-877-734-7862.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-734-7862
Additional Information Website	https://prospectorpartners.com/funds/prospector-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prospector Opportunity Fund	$135	1.27%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Prospector Opportunity Fund underperformed the Russell Midcap Index but outperformed the Russell 2000 during the year ended December 31, 2024.
The largest contributors to the Fund’s underperformance against the Russell Midcap was due to the Fund’s underweight and underperformance within the technology sector, and also weakness in the Fund’s energy names. This more than offset outperformance within financial services and industrials. When comparing against the Russell 2000, the Fund’s outperformance in financials, industrials and consumer discretionary more than made up for relative underperformance within the technology and materials sectors. Given the strong stock market during 2024, cash balances were also a contributor to relative underperformance versus the benchmarks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	12.99	8.92	9.56
S&P 500 TR	25.02	14.53	13.10
Russell 2000 Total Return Index	11.54	7.40	7.82
Russell Midcap Total Return Index	15.34	9.92	9.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 09, 2024
Updated Performance Information Location [Text Block]
Visit https://prospectorpartners.com/funds/prospector-opportunity-fund/ for more recent performance information.
Visit https://prospectorpartners.com/funds/prospector-opportunity-fund/ for more recent performance information.

Net Assets	$ 264,374,753
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 2,317,455
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$264,374,753
Number of Holdings	67
Net Advisory Fee	$2,317,455
Portfolio Turnover	27%

Holdings [Text Block]

Top Holdings	(%)
Brown & Brown	3.3%
Fairfax Financial Holdings	3.2%
Curtiss-Wright	3.0%
Littelfuse	2.8%
Primerica	2.8%
Globe Life	2.5%
Arthur J. Gallagher & Co.	2.5%
Darden Restaurants	2.4%
Everest Group	2.3%
Prosperity Bancshares	2.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 9, 2024, the Fund’s Adviser contractually agreed to waive its investment advisory fee and reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.15% of its average daily net assets. Prior to September 9, 2024, this rate was 1.25% of average daily net assets.

Updated Prospectus Web Address	https://prospectorpartners.com/funds/prospector-opportunity-fund/